Average Annual Total Returns{- Fidelity Freedom Blend 2005 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-04 - Fidelity Freedom Blend 2005 Fund	Fidelity Freedom Blend 2005 Fund- Retail Return Before Taxes Past 1 year	Fidelity Freedom Blend 2005 Fund- Retail Return Before Taxes Since Inception		Fidelity Freedom Blend 2005 Fund- Retail After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2005 Fund- Retail After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2005 Fund- Retail After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2005 Fund- Retail After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		F0556 Past 1 year	F0556 Since Inception
Total	9.24%	7.59%	[1]	8.20%	6.52%	[1]	5.72%	5.49%	[1]	7.51%	7.36%	[1]	9.18%	7.73%	[1]

[1]	(a)From August 31, 2018